Research and development costs	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Research and development costs

5.	Research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Research and development expenditures expensed	€3,233	€2,761	€1,281
Amortization of capitalized development expenditures	1,889	1,575	822
Impairment and write-off of capitalized development expenditures	78	151	128
Total Research and development costs	€5,200	€4,487	€2,231
Refer to Note 2, Basis of preparation - Use of estimates - Recoverability of non-current assets with definite useful lives for detail on the impairment and write-off of capitalized development expenditures during the years ended December 31, 2022, 2021 and 2020.
Refer to Note 10, Other intangible assets, for information on capitalized development expenditures.